Investments in Other Entities - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jun. 25, 2017 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Mar. 28, 2017 MXN ($)
Disclosure of associates and joint ventures [line items]
Fair value loss on investment		$ (1,039)	$ (53)
Percentage of equity interest		0.00%	0.00%
Impairment of investments		$ 432
Equity method investee						$ 587
Investment in Associates and Joint Ventures [member]
Disclosure of associates and joint ventures [line items]
Spin-off in other entities capitalized		(333)
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Capital contribution				$ 349
Impairment of investments		432
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized		(270)		(175)	$ 116
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of associates and joint ventures [line items]
Percentage of participation sold	3.05%
Value of participation in joint venture sold	$ 198
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member] | Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Capital contribution				182
Industria Envasadora de Queretaro, S.A. de C.V. ("IEQSA") [member]
Disclosure of associates and joint ventures [line items]
Dividend income		8		16
Associates [member]
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized		44		235	$ 31
Promotora Mexicana De Embotelladores SADeCV [member]
Disclosure of associates and joint ventures [line items]
Dividend income				$ 17
Capital contribution		146
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of associates and joint ventures [line items]
Capital contribution		$ 73